Stock Options, Stock Purchase Plan and Warrants - Roll Forward of Non-Vested Stock Options Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Nonvested, Beginning balance	1,520,625
Number of Options, Granted	760,500	416,000	1,298,000
Number of Options, Vested	(565,740)
Number of Options, Forfeited	(82,667)
Number of Options, Nonvested, Ending balance	1,632,718	1,520,625
Weighted average grant date fair value, Nonvested, Beginning balance	$ 1.02
Weighted average grant date fair value, Granted	$ 1.50
Weighted average grant date fair value, Vested	$ 0.95
Weighted average grant date fair value, Forfeited	$ 0.85
Weighted average grant date fair value, Nonvested, Ending balance	$ 1.35	$ 1.02